Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Defined Benefit Plans Adjustment Attributable to Parent | Continuing Operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ (2,996)	$ (4,877)	$ (4,329)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1,024	1,881	(548)
Ending Balance	(1,972)	(2,996)	(4,877)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent | Discontinued Operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(22,514)	(44,006)	(19,408)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	682	21,474	(15,259)
Changes to non-controlling interest from equity contributions and other	21,832	18	(9,339)
Ending Balance	0	(22,514)	(44,006)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	(25,510)	(48,883)	(23,737)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	1,706	23,355	(15,807)
Changes to non-controlling interest from equity contributions and other	21,832	18	(9,339)
Ending Balance	$ (1,972)	$ (25,510)	$ (48,883)